Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit | $ / shares	3.34
Maximum Aggregate Offering Price	$ 5,010,000
Amount of Registration Fee	$ 767.04
Offering Note

(1)

Represents shares of Common Stock to be registered under the registrant’s 2017 Incentive Plan. Pursuant to Section 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends, or similar transactions under the anti-dilution provisions of the 2017 Incentive Plan. The registrant has previously registered 500,000 shares that may be issued under the 2017 Incentive Plan on Registration Statement No. 333-221372 and 250,000 shares that may be issued under the 2017 Incentive Plan on Registration Statement No. 333-273922. The registration fee for the previously registered shares was paid at the time that such registration statement was filed.

(2)	Estimated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum aggregate offering price was determined based on the average of the high and low prices reported for Sensus Healthcare, Inc.’s Common Stock on NASDAQ on August 8, 2025.